Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

July 31, 2020

SLCXK6-QTLY-0920
1.9883972.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc.	33,500	$76,380
Consolidated Communications Holdings, Inc. (a)	56,200	410,260
GCI Liberty, Inc. (a)	13,651	1,070,102
LICT Corp. (a)	3	53,850
		1,610,592
Entertainment - 0.3%
Glu Mobile, Inc. (a)	22,500	212,400
Stillfront Group AB (a)	600	58,153
		270,553
Interactive Media & Services - 1.9%
ANGI Homeservices, Inc. Class A (a)(b)	84,418	1,332,960
Zoominfo Technologies, Inc.	5,717	233,654
		1,566,614
Media - 2.4%
AMC Networks, Inc. Class A (a)(b)	14,600	337,260
Cogeco Communications, Inc.	19,356	1,475,417
Nexstar Broadcasting Group, Inc. Class A	2,000	175,300
		1,987,977

TOTAL COMMUNICATION SERVICES		5,435,736

CONSUMER DISCRETIONARY - 17.2%
Diversified Consumer Services - 3.0%
Career Education Corp. (a)	136,781	1,969,646
Graham Holdings Co.	1,035	412,313
Universal Technical Institute, Inc. (a)	14,900	110,707
		2,492,666
Hotels, Restaurants & Leisure - 0.3%
International Game Technology PLC	27,772	273,832
Household Durables - 4.8%
Legacy Housing Corp. (a)	29,424	404,286
LGI Homes, Inc. (a)	19,303	2,202,663
TRI Pointe Homes, Inc. (a)	32,081	536,394
Tupperware Brands Corp.	41,000	632,630
Turtle Beach Corp. (a)(b)	14,600	267,764
		4,043,737
Internet & Direct Marketing Retail - 6.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	22,174	626,416
Bygghemma Group First AB (a)	103,100	1,277,551
Duluth Holdings, Inc. (a)(b)	12,658	93,543
Kogan.Com Ltd.	173,397	2,063,899
Stamps.com, Inc. (a)	1,375	357,885
Temple & Webster Group Ltd. (a)	68,800	369,639
Verkkokauppa.Com Oyj	34,300	209,291
		4,998,224
Specialty Retail - 3.1%
Aaron's, Inc. Class A	4,700	245,246
Lyko Group AB (A Shares) (a)	17,700	600,731
Michaels Companies, Inc. (a)	123,707	888,216
Musti Group OYJ	41,527	841,368
		2,575,561

TOTAL CONSUMER DISCRETIONARY		14,384,020

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	31,164	1,248,118
Performance Food Group Co. (a)	10,735	300,795
SpartanNash Co.	19,200	403,680
		1,952,593
Food Products - 0.5%
Armanino Foods of Distinction	25,504	55,854
John B. Sanfilippo & Son, Inc.	1,679	148,037
Seaboard Corp.	65	175,711
		379,602
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,382	117,186
Spectrum Brands Holdings, Inc.	8,333	451,315
		568,501
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	9,800	439,530
Tobacco - 0.3%
Turning Point Brands, Inc.	6,600	217,008

TOTAL CONSUMER STAPLES		3,557,234

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Oil States International, Inc. (a)	32,126	143,924
Profire Energy, Inc. (a)	132,737	108,844
		252,768
Oil, Gas & Consumable Fuels - 0.6%
NACCO Industries, Inc. Class A	8,009	174,917
Texas Pacific Land Trust	686	365,631
		540,548

TOTAL ENERGY		793,316

FINANCIALS - 15.5%
Capital Markets - 4.4%
Ares Management Corp.	23,457	936,873
Assetmark Financial Holdings, Inc. (a)(b)	9,179	255,635
Euronext NV (c)	2,300	262,530
Impax Asset Management Group PLC	134,733	698,407
LPL Financial	16,506	1,304,304
Morningstar, Inc.	1,311	220,300
		3,678,049
Consumer Finance - 6.1%
Encore Capital Group, Inc. (a)(b)	59,231	2,163,708
First Cash Financial Services, Inc.	10,422	600,724
LendingTree, Inc. (a)	6,119	2,118,949
Nelnet, Inc. Class A	3,198	185,484
		5,068,865
Diversified Financial Services - 1.1%
Hypoport AG (a)	1,217	572,709
Jefferies Financial Group, Inc.	24,522	397,256
		969,965
Insurance - 3.1%
First American Financial Corp.	13,565	691,951
GoHealth, Inc. (a)	10,400	184,600
Primerica, Inc.	14,310	1,712,335
		2,588,886
Thrifts & Mortgage Finance - 0.8%
Greene County Bancorp, Inc.	50	1,077
NMI Holdings, Inc. (a)	42,600	661,152
		662,229

TOTAL FINANCIALS		12,967,994

HEALTH CARE - 18.7%
Biotechnology - 0.9%
BioGaia AB	716	45,747
Bioventix PLC	2,716	141,321
Emergent BioSolutions, Inc. (a)	4,450	495,018
Essex Bio-Technology Ltd.	155,400	98,650
		780,736
Health Care Equipment & Supplies - 4.5%
Hamilton Thorne Ltd. (a)	182,133	182,208
Medistim ASA (a)	12,480	322,220
Meridian Bioscience, Inc. (a)	54,514	1,335,048
Quidel Corp. (a)	1,100	310,717
Semler Scientific, Inc. (a)	6,903	383,117
TransMedics Group, Inc. (a)	10,348	186,885
Tristel PLC (b)	81,268	438,817
Utah Medical Products, Inc.	8,009	652,734
		3,811,746
Health Care Providers & Services - 7.0%
Chemed Corp.	3,551	1,747,767
DFB Healthcare Acquisitions Co. (a)	50,345	980,721
Encompass Health Corp.	16,403	1,116,716
InfuSystems Holdings, Inc. (a)	29,362	358,510
Magellan Health Services, Inc. (a)	4,300	318,931
Patterson Companies, Inc.	11,400	302,784
Sharps Compliance Corp. (a)	16,611	127,074
Viemed Healthcare, Inc. (a)	79,834	866,614
		5,819,117
Health Care Technology - 2.7%
Inovalon Holdings, Inc. Class A (a)(b)	78,188	1,839,764
Instem PLC (a)	14,229	94,526
Medley, Inc. (a)	12,076	341,557
		2,275,847
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	2,406	236,678
Berkeley Lights, Inc. (a)	300	17,991
Charles River Laboratories International, Inc. (a)	6,148	1,223,391
Diaceutics PLC (a)	61,200	146,202
ICON PLC (a)	4,342	805,267
		2,429,529
Pharmaceuticals - 0.7%
Allovir, Inc. (a)	500	12,450
BioSyent, Inc. (a)	47,190	213,851
Dechra Pharmaceuticals PLC	8,750	327,119
		553,420

TOTAL HEALTH CARE		15,670,395

INDUSTRIALS - 11.5%
Aerospace & Defense - 0.2%
PAE, Inc. (a)(b)	18,430	145,228
Building Products - 0.9%
Builders FirstSource, Inc. (a)	29,800	705,962
Commercial Services & Supplies - 2.1%
Boyd Group Services, Inc.	3,574	521,885
Sdiptech AB (a)	33,900	606,164
Self Storage Group ASA (a)	89,834	236,877
VSE Corp.	14,006	393,989
		1,758,915
Machinery - 1.4%
Allison Transmission Holdings, Inc.	5,346	199,727
Hurco Companies, Inc.	16,466	456,767
NN, Inc.	40,118	211,021
Park-Ohio Holdings Corp.	9,947	143,436
Snap-On, Inc.	1,300	189,631
		1,200,582
Marine - 0.2%
SITC International Holdings Co. Ltd.	145,200	145,569
Professional Services - 5.7%
Barrett Business Services, Inc.	7,922	417,331
CBIZ, Inc. (a)	15,634	378,030
Franklin Covey Co. (a)	30,288	547,910
Insperity, Inc.	32,583	2,178,499
Red Violet, Inc. (a)(b)	8,625	132,049
SHL-JAPAN Ltd.	3,500	69,170
Talenom OYJ	62,868	703,526
Upwork, Inc. (a)	24,900	373,998
		4,800,513
Trading Companies & Distributors - 1.0%
DXP Enterprises, Inc. (a)	400	6,752
GMS, Inc. (a)	12,756	298,873
WESCO International, Inc. (a)	13,400	520,858
		826,483

TOTAL INDUSTRIALS		9,583,252

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 4.2%
FLIR Systems, Inc.	6,700	279,122
Insight Enterprises, Inc. (a)	26,336	1,312,586
SYNNEX Corp.	15,559	1,940,830
		3,532,538
IT Services - 2.2%
BASE, Inc.	3,900	238,742
Bouvet ASA	3,750	215,066
Computer Services, Inc.	9,995	572,214
Liberated Syndication, Inc. (a)	12,506	37,143
Perspecta, Inc.	13,932	298,145
Prodware	8,991	60,580
Shift4 Payments, Inc.	300	11,490
Sylogist Ltd.	44,795	382,920
		1,816,300
Semiconductors & Semiconductor Equipment - 1.4%
ON Semiconductor Corp. (a)	40,100	826,060
Synaptics, Inc. (a)	4,600	368,092
		1,194,152
Software - 7.8%
24sevenoffice Scandinavia AB (a)	123,876	416,198
Admicom OYJ	8,837	795,289
Aspen Technology, Inc. (a)	1,300	126,438
ChannelAdvisor Corp. (a)	24,200	492,954
Ebix, Inc.	17,222	379,831
Elmo Software Ltd. (a)	54,711	265,019
Energy One Ltd.	4,400	12,291
Enghouse Systems Ltd.	9,606	544,396
Essensys Group Ltd. PLC (a)	25,000	49,088
Fabasoft AG	1,100	34,726
Freee KK (a)	400	18,006
GetBusy PLC (a)	170,000	178,024
Globalscape, Inc.	536	5,108
Kaonavi, Inc. (a)	1,200	48,973
LeadDesk Oyj (a)	891	13,644
Lightspeed POS, Inc. (a)	29,149	823,471
Money Forward, Inc. (a)	2,100	141,448
MSL Solutions Ltd. (a)	756,500	45,941
NICE Systems Ltd. sponsored ADR (a)(b)	5,364	1,100,907
Park City Group, Inc. (a)	48,694	212,793
Smaregi, Inc. (a)	5,400	163,752
Upsales Technology AB (a)	24,654	76,374
Vertex, Inc. (Class A)	300	7,068
Vitec Software Group AB	5,494	168,006
Workiva, Inc. (a)	7,300	408,070
		6,527,815

TOTAL INFORMATION TECHNOLOGY		13,070,805

MATERIALS - 4.5%
Chemicals - 1.4%
Core Molding Technologies, Inc. (a)	12,622	58,061
Innospec, Inc.	15,125	1,136,946
		1,195,007
Containers & Packaging - 1.8%
Sealed Air Corp.	11,300	403,184
UFP Technologies, Inc. (a)	17,750	765,735
WestRock Co.	10,900	292,774
		1,461,693
Paper & Forest Products - 1.3%
Schweitzer-Mauduit International, Inc.	33,741	1,097,595

TOTAL MATERIALS		3,754,295

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Armada Hoffler Properties, Inc.	12,700	122,428
Gaming & Leisure Properties	8,875	321,364
Lamar Advertising Co. Class A	3,000	197,190
		640,982
Real Estate Management & Development - 2.2%
Colliers International Group, Inc.	2,000	108,179
Jones Lang LaSalle, Inc.	9,000	890,190
Mainstreet Equity Corp. (a)	2,220	113,117
Newmark Group, Inc.	39,600	161,172
Real Matters, Inc. (a)	14,600	324,820
The RMR Group, Inc.	8,026	230,828
		1,828,306

TOTAL REAL ESTATE		2,469,288

UTILITIES - 1.1%
Electric Utilities - 0.6%
IDACORP, Inc.	5,700	531,525
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	4,665	394,146

TOTAL UTILITIES		925,671

TOTAL COMMON STOCKS
(Cost $67,161,305)		82,612,006

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.14% (d)	848,035	848,290
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	5,821,977	5,822,559
TOTAL MONEY MARKET FUNDS
(Cost $6,670,800)		6,670,849
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $73,832,105)		89,282,855
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(5,662,406)
NET ASSETS - 100%		$83,620,449

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,530 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196
Fidelity Securities Lending Cash Central Fund	23,302
Total	$23,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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